Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Pension obligation - non-current	$ 6,010	$ 3,262
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	3,284	4,146
Pension obligation - non-current	6,010	3,262
Total pension obligation	$ 9,294	$ 7,408